EQUITY: (Details 2) - 12 months ended Dec. 31, 2017 ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands		USD ($) $ / shares	ILS (₪) ₪ / shares
March 2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 130
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 4.66
Expected volatility		48.38%	48.38%
Risk-free interest rate	[1]	1.90%	1.90%
Vesting conditions		due to the optionee's resignation effective February 2016, all options were forfeited	due to the optionee's resignation effective February 2016, all options were forfeited
Expected life to exercise		10 years	10 years
March 2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 474
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 4.39
Expected volatility		48.44%	48.44%
Risk-free interest rate	[1]	1.90%	1.90%
Vesting conditions

four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining  vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining  vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date

Expected life to exercise		10 years	10 years
April 2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 84
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 3.79
Expected volatility		48.23%	48.23%
Risk-free interest rate	[1]	1.90%	1.90%
Vesting conditions		three equal annual tranches over a three-year period	three equal annual tranches over a three-year period
Expected life to exercise		10 years	10 years
June 2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 274
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 3.69
Expected volatility		48.18%	48.18%
Risk-free interest rate	[1]	1.80%	1.80%
Vesting conditions

67,500 options will vest in three equal annual tranches over a three-year period and 68,250 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date

67,500 options will vest in three equal annual tranches over a three-year period and 68,250 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date

Expected life to exercise		10 years	10 years
July 2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 408
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 3.18
Expected volatility		48.15%	48.15%
Risk-free interest rate	[1]	1.80%	1.80%
Vesting conditions		three equal annual tranches over a three-year period	three equal annual tranches over a three-year period
Expected life to exercise		10 years	10 years
July 2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 472
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 4.47
Expected volatility		47.82%	47.82%
Risk-free interest rate	[1]	1.60%	1.60%
Vesting conditions

90,000 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date and 90,000 options will be exercisable only in the event that a material agreement, as defined in Company's compensation policy, is signed between the Company and a third party. Following this grant, the optionees agreed to forgo 117,200 options that were previously granted to them in October 2013. This forgoing of 117,200 options was accounted as modification to the original terms on which the options were granted

90,000 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date and 90,000 options will be exercisable only in the event that a material agreement, as defined in Company's compensation policy, is signed between the Company and a third party. Following this grant, the optionees agreed to forgo 117,200 options that were previously granted to them in October 2013. This forgoing of 117,200 options was accounted as modification to the original terms on which the options were granted

Expected life to exercise		10 years	10 years
June 2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 618
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 5.60
Expected volatility		46.63%	46.63%
Risk-free interest rate	[1]	2.20%	2.20%
Vesting conditions		120,000 options will vest in three equal annual tranches over a three-year period and 65,000 options will vest in 9 equal monthly tranches over a nine-month period	120,000 options will vest in three equal annual tranches over a three-year period and 65,000 options will vest in 9 equal monthly tranches over a nine-month period
Expected life to exercise		10 years	10 years
July 2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 590
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 5.35
Expected volatility		46.04%	46.04%
Risk-free interest rate	[1]	1.40%	1.40%
Vesting conditions

150,000 options will vest over a three-year period, with a third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date  and 80,500 options will vest over a four-year period, with a quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date

150,000 options will vest over a three-year period, with a third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date  and 80,500 options will vest over a four-year period, with a quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date

Expected life to exercise		7 years	7 years
October 2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 92
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 8.95
Expected volatility		39.29%	39.29%
Risk-free interest rate	[1]	1.50%	1.50%
Vesting conditions

will vest over a 21 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 9 equal monthly tranches, subsequent to the first year from the grant date will vest over a 21 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 9 equal monthly tranches, subsequent to the first year from the grant date

Expected life to exercise		1 year 9 months	1 year 9 months
October 2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 202
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 8.15
Expected volatility		46.65%	46.65%
Risk-free interest rate	[1]	2.00%	2.00%
Vesting conditions

three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date

Expected life to exercise		5 years	5 years
December 2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 201
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 5.15
Expected volatility		46.21%	46.21%
Risk-free interest rate	[1]	2.20%	2.20%
Vesting conditions

three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date

Expected life to exercise		5 years	5 years
December 2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 47
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 5.15
Expected volatility		37.09%	37.09%
Risk-free interest rate	[1]	1.80%	1.80%
Vesting conditions

will vest over a 18 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 6 equal monthly tranches, subsequent to the first year from the grant date will vest over a 18 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 6 equal monthly tranches, subsequent to the first year from the grant date

Expected life to exercise		1 year 6 months	1 year 6 months
December 2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | $		$ 682
The Company's ordinary share price on date of grant (in dollars per share) | $ / shares		$ 5.15
Expected volatility		46.21%	46.21%
Risk-free interest rate	[1]	2.20%	2.20%
Vesting conditions

three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date

Expected life to exercise		5 years	5 years
NIS | January 2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Fair value on grant date | ₪			₪ 600
The Company's ordinary share price on date of grant (in dollars per share) | ₪ / shares			₪ 23.55
Expected volatility		48.07%	48.07%
Risk-free interest rate	[1]	1.90%	1.90%
Vesting conditions		due to the optionee's resignation effective August 2016, all options were forfeited	due to the optionee's resignation effective August 2016, all options were forfeited
Expected life to exercise		6 years	6 years

[1]	The risk-free interest rate was determined on the basis of the yield rates to maturity of unlinked government bonds bearing a fixed interest rate, whose maturity dates correspond to the expected exercise dates of the options.